Investment Strategy	Feb. 28, 2025
VistaShares Target 15 Berkshire Select Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income, and secondarily, long term capital appreciation. The Fund’s strategy involves two components: (1) investing in a portfolio of equity securities based on the Solactive VistaShares Berkshire Select Index (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), each as described below. Primarily through the Fund’s Options Strategies, the Fund seeks to achieve an annual income target of 15% as described more below.

The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”). VistaShares selects the equity securities for the Fund’s Equity Strategy, and the Adviser is responsible for implementing the Fund’s Options Strategies.

Additionally, the Fund will maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy – VistaShares

The Fund invests in equity securities (“Underlying Securities”) selected by VistaShares. The Fund seeks long-term capital appreciation by generally investing in a focused portfolio of equity securities included in the Solactive VistaShares Berkshire Select Index (the “Index”). The Index reflects a select group of twenty equity holdings that represent the publicly-disclosed investments of Berkshire Hathaway, a multinational conglomerate led by Warren Buffett, known for its value-oriented, long-term investment philosophy. The Index also includes an approximately 10% allocation to the stock of Berkshire Hathaway (NYSE: BRK.B). As a result, the Index is comprised of a total of 21 securities.

In addition to BRK.B, the other twenty equity securities in the Index are generally considered to exhibit strong fundamentals and competitive advantages.

Although the Fund’s portfolio is guided by the Index, VistaShares actively manages the allocation of the Fund’s portfolio weightings to balance exposure across these equity positions and to seek to enable the Fund to meet its target income level. However, because securities in the Index may exhibit low volatility, which could limit the Fund’s ability to achieve its target income level (as described below), the Fund may invest in securities not currently included in the Index. Furthermore, if VistaShares determines that such approach is necessary to better meet its income target or to comply with regulatory requirements, the Fund may invest in securities outside the Index, provided these securities have been publicly disclosed as holdings by Berkshire Hathaway. VistaShares also monitors regulatory filings, such as 13F filings, and other public disclosures to adjust the Fund’s allocations as needed. If the Fund invests outside the Index, it may hold between 21 and 30 securities.

The Fund will primarily invest in large-capitalization securities, defined as those with a market capitalization exceeding $10 billion. The Fund may also allocate investments to mid-capitalization securities, which are defined as securities with a market capitalization between $2 billion and $10 billion.

Options Strategies – the Adviser

The Fund seeks to generate income primarily through the use of options strategies involving options contracts on certain or all of its Underlying Securities. These strategies are expected to derive the majority of the Fund’s yield, with the Fund aiming to achieve an annual income target of 15% (the “Annual 15% Target”).

The Fund earns income by collecting premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. The Adviser employs different options strategies based on its market outlook, selecting one or a combination of strategies it believes will achieve the Fund’s income target, while also allowing for potential capital appreciation (growth in asset value). The Adviser also evaluates the performance of the Underlying Securities when choosing which options strategies to deploy.

The specific options strategies the Fund employs may alter its overall risk and return profile, affecting volatility, income, potential for capital appreciation, and the preservation of capital. For instance, by writing covered calls (selling call options on securities already held by the Fund), the Fund may limit its potential gains in exchange for premium income.

Premiums received from selling options are influenced by market volatility, with higher levels of volatility generally leading to higher premiums. As such, the Adviser carefully monitors market conditions to determine when and which options strategies to implement, with a focus on enhancing the Fund’s income generation. Through the active management of its options positions, the Adviser seeks to optimize the Fund’s ability to generate consistent income. For additional information about options and options strategies, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at the Annual 15% Target, which is not dependent on the value of the Underlying Securities.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Solactive VistaShares Berkshire Select Index or options contracts that provide exposure to those securities. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Solactive VistaShares Berkshire Select Index or options contracts that provide exposure to those securities.
VistaShares Target 15 USA Momentum Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income, and secondarily, long term capital appreciation. The Fund’s strategy involves two components: (1) purchasing a portfolio of U.S. equity securities with strong momentum characteristics (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), each as described below. Primarily through the Fund’s Options Strategies, the Fund seeks to achieve an annual income target of 15% as described more below.

The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”). VistaShares selects the equity securities for the Fund’s Equity Strategy, and the Adviser is responsible for implementing the Fund’s Options Strategies.

Additionally, the Fund will maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy - VistaShares

The Fund invests in U.S. equity securities (“Underlying Securities”) selected by VistaShares. Through the Fund’s equity strategy, the Fund seeks to invest in equity securities that exhibit strong momentum characteristics, based on the theory that securities with positive recent performance trends are likely to continue outperforming. VistaShares utilizes a quantitatively driven methodology that incorporates factors such as 12-month risk-adjusted price momentum (a measure of a stock’s returns adjusted for volatility over these periods, excluding the most recent month to minimize the impact of short-term reversals).

Additional metrics, including volatility (the degree of variation in a security’s price over time, often used as a measure of risk), earnings revisions (changes in analyst forecasts of future earnings), and liquidity, are analyzed to maintain a balanced portfolio. The Fund’s strategy employs a quarterly reallocation process to align the Fund’s portfolio with updated momentum data and market conditions. Additionally, VistaShares may reallocate the Fund’s equity holdings more frequently if necessary to comply with regulatory constraints. For additional information about VistaShares’ security selection processes, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

The Fund’s equity strategy generally allocates to between 20 and 50 securities, seeking to capture sustained upward trends in select equities while managing risks and responding to evolving market dynamics. The Fund invests in both large-capitalization securities, defined as those with a market capitalization exceeding $10 billion, and mid-capitalization securities, defined as those with a market capitalization between $2 billion and $10 billion.

Options Strategies – the Adviser

The Fund seeks to generate income primarily through the use of options strategies involving options contracts on certain or all of its Underlying Securities. These strategies are expected to derive the majority of the Fund’s yield, with the Fund aiming to achieve an annual income target of 15% (the “Annual 15% Target”).

The Fund earns income by collecting premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. The Adviser employs different options strategies based on its market outlook, selecting one or a combination of strategies it believes will achieve the Fund’s income target, while also allowing for potential capital appreciation (growth in asset value). The Adviser also evaluates the performance of the Underlying Securities when choosing which options strategies to deploy.

The specific options strategies the Fund employs may alter its overall risk and return profile, affecting volatility, income, potential for capital appreciation, and the preservation of capital. For instance, by writing covered calls (selling call options on securities already held by the Fund), the Fund may limit its potential gains in exchange for premium income.

Premiums received from selling options are influenced by market volatility, with higher levels of volatility generally leading to higher premiums. As such, the Adviser carefully monitors market conditions to determine when and which options strategies to implement, with a focus on enhancing the Fund’s income generation. Through the active management of its options positions, the Adviser seeks to optimize the Fund’s ability to generate consistent income. For additional information about options and options strategies, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at the Annual 15% Target, which is not dependent on the value of the Underlying Securities.
●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. equity securities exhibiting strong momentum characteristics as selected via the Fund’s Equity Strategy or options contracts that provide exposure to those securities. The Fund considers a security to be a “U.S. equity security” if it is listed on a U.S. exchange and (i) the issuer is incorporated or organized under the laws of the United States or (ii) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located within the United States. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. equity securities exhibiting strong momentum characteristics as selected via the Fund’s Equity Strategy or options contracts that provide exposure to those securities.
VistaShares Target 15 USA Value Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income, and secondarily, long term capital appreciation. The Fund’s strategy involves two components: (1) purchasing a portfolio of U.S. equity securities with strong value characteristics (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), each as described below. Primarily through the Fund’s Options Strategies, the Fund seeks to achieve an annual income target of 15% as described more below.

The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”). VistaShares selects the equity securities for the Fund’s Equity Strategy, and the Adviser is responsible for implementing the Fund’s Options Strategies.

Additionally, the Fund will maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy – VistaShares

The Fund invests in U.S. equity securities (“Underlying Securities”) selected by VistaShares. The Fund’s equity strategy focuses on identifying value stocks, which are equity securities that are considered undervalued based on a systematic evaluation of their fundamental attributes. VistaShares employs a quantitatively driven methodology, selecting stocks with strong value characteristics using a composite score based on key valuation metrics, including:

●	Price-to-Book Ratio (P/B): A company’s market value compared to its book value.

●	Cash Flow-to-Price Ratio (CF/P): A company’s cash flow relative to its market price.

●	Earnings-to-Price Ratio (E/P): A company’s earnings relative to its market price.

●	EBITDA-to-Enterprise Value Ratio (EBITDA/EV): A measure of a company’s EBITDA compared to its enterprise value.

●	Sales-to-Enterprise Value Ratio (Sales/P): A company’s sales relative to its enterprise value.

In addition to these primary metrics, the strategy considers complementary factors such as dividend yield (a measure of shareholder returns), free cash flow (cash generated after covering operating expenses and capital expenditures), and earnings quality (an assessment of the sustainability and reliability of a company’s profits).

The Fund’s strategy employs a quarterly reallocation process to align the Fund’s portfolio with updated value data and market conditions. Additionally, VistaShares may reallocate the Fund’s equity holdings more frequently if necessary to comply with regulatory constraints. For additional information about VistaShares’ security selection processes, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

The Fund’s equity strategy will generally allocate to between 20 and 50 securities, aiming to maintain consistent exposure to value-driven opportunities across a broad range of industries. The Fund invests in both large-capitalization securities, defined as those with a market capitalization exceeding $10 billion, and mid-capitalization securities, defined as those with a market capitalization between $2 billion and $10 billion.

Options Strategies – the Adviser

The Fund seeks to generate income primarily through the use of options strategies involving options contracts on certain or all of its Underlying Securities. These strategies are expected to derive the majority of the Fund’s yield, with the Fund aiming to achieve an annual income target of 15% (the “Annual 15% Target”).

The Fund earns income by collecting premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. The Adviser employs different options strategies based on its market outlook, selecting one or a combination of strategies it believes will achieve the Fund’s income target, while also allowing for potential capital appreciation (growth in asset value). The Adviser also evaluates the performance of the Underlying Securities when choosing which options strategies to deploy.

The specific options strategies the Fund employs may alter its overall risk and return profile, affecting volatility, income, potential for capital appreciation, and the preservation of capital. For instance, by writing covered calls (selling call options on securities already held by the Fund), the Fund may limit its potential gains in exchange for premium income.

Premiums received from selling options are influenced by market volatility, with higher levels of volatility generally leading to higher premiums. As such, the Adviser carefully monitors market conditions to determine when and which options strategies to implement, with a focus on enhancing the Fund’s income generation. Through the active management of its options positions, the Adviser seeks to optimize the Fund’s ability to generate consistent income. For additional information about options and options strategies, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at the Annual 15% Target, which is not dependent on the value of the Underlying Securities.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. equity securities exhibiting strong value characteristics as selected via the Fund’s Equity Strategy or options contracts that provide exposure to those securities. The Fund considers a security to be a “U.S. equity security” if it is listed on a U.S. exchange and (i) the issuer is incorporated or organized under the laws of the United States or (ii) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located within the United States. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. equity securities exhibiting strong value characteristics as selected via the Fund’s Equity Strategy or options contracts that provide exposure to those securities.
VistaShares Target 15 USA Quality Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income, and secondarily, long term capital appreciation. The Fund’s strategy involves two components: (1) purchasing a portfolio of U.S. equity securities with strong quality characteristics (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), each as described below. Primarily through the Fund’s Options Strategies, the Fund seeks to achieve an annual income target of 15% as described more below.

The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”). VistaShares selects the equity securities for the Fund’s Equity Strategy, and the Adviser is responsible for implementing the Fund’s Options Strategies.

Additionally, the Fund will maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy - VistaShares

The Fund invests in U.S. equity securities (“Underlying Securities”) selected by VistaShares. The Fund’s equity strategy seeks to identify companies with high-quality characteristics through a quantitative methodology that prioritizes financial strength and stability. The selection process focuses on companies demonstrating:

●	High return on equity (ROE): Generally reflecting efficient management and strong profitability relative to shareholders’ equity.

●	Low debt-to-equity ratios: Typically indicating prudent use of leverage and financial stability.

●	Low earnings variability: Generally associated with companies with consistent and predictable earnings over time.

VistaShares applies a disciplined and dynamic approach to managing the Fund’s equity portfolio. The Fund’s portfolio allocations are adjusted quarterly to reflect updated data and evolving market conditions. Additionally, VistaShares may reallocate the Fund’s equity holdings more frequently if necessary to comply with regulatory constraints. For additional information about VistaShares’ security selection processes, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

The Fund’s equity strategy generally allocates to between 20 and 50 securities. This strategy aims to capture long-term growth potential by investing in high-quality companies while mitigating portfolio volatility. The Fund invests in both large-capitalization securities, defined as those with a market capitalization exceeding $10 billion, and mid-capitalization securities, defined as those with a market capitalization between $2 billion and $10 billion.

Options Strategies – the Adviser

The Fund seeks to generate income primarily through the use of options strategies involving options contracts on certain or all of its Underlying Securities. These strategies are expected to derive the majority of the Fund’s yield, with the Fund aiming to achieve an annual income target of 15% (the “Annual 15% Target”).

The Fund earns income by collecting premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. The Adviser employs different options strategies based on its market outlook, selecting one or a combination of strategies it believes will achieve the Fund’s income target, while also allowing for potential capital appreciation (growth in asset value). The Adviser also evaluates the performance of the Underlying Securities when choosing which options strategies to deploy.

The specific options strategies the Fund employs may alter its overall risk and return profile, affecting volatility, income, potential for capital appreciation, and the preservation of capital. For instance, by writing covered calls (selling call options on securities already held by the Fund), the Fund may limit its potential gains in exchange for premium income.

Premiums received from selling options are influenced by market volatility, with higher levels of volatility generally leading to higher premiums. As such, the Adviser carefully monitors market conditions to determine when and which options strategies to implement, with a focus on enhancing the Fund’s income generation. Through the active management of its options positions, the Adviser seeks to optimize the Fund’s ability to generate consistent income. For additional information about options and options strategies, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at the Annual 15% Target, which is not dependent on the value of the Underlying Securities.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in equity securities exhibiting high quality characteristics as selected via the Fund’s Equity Strategy or options contracts that provide exposure to those securities. The Fund considers a security to be a “U.S. equity security” if it is listed on a U.S. exchange and (i) the issuer is incorporated or organized under the laws of the United States or (ii) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located within the United States. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in equity securities exhibiting high quality characteristics as selected via the Fund’s Equity Strategy or options contracts that provide exposure to those securities.
VistaShares Target 15 USA Low Volatility Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income, and secondarily, long term capital appreciation. The Fund’s strategy involves two components: (1) purchasing a portfolio of equity securities with low volatility (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), each as described below. Primarily through the Fund’s Options Strategies, the Fund seeks to achieve an annual income target of 15% as described more below.

The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”). VistaShares selects the equity securities for the Fund’s Equity Strategy, and the Adviser is responsible for implementing the Fund’s Options Strategies.

Additionally, the Fund will maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy - VistaShares

VistaShares selects the Fund’s U.S. equity securities (“Underlying Securities”). VistaShares manages the Fund’s equity portfolio using a quantitative methodology designed to identify companies with low volatility. This approach prioritizes companies reduced variability in their stock prices.

VistaShares employs a quantitative methodology to construct a portfolio of stocks with historically low price volatility and balanced distribution across sectors. The selection process considers:

●	Historical price fluctuations: Identifying stocks with consistently smaller changes in price over time.

●	Return Volatility: Measures how much a security’s daily returns vary over one year (that is, it calculates the degree of fluctuation in daily returns).

VistaShares further refines the Fund’s portfolio by evaluating downside risk (the potential for loss in a declining market) and adjusts sector weights to maintain balance and reduce reliance on any single industry.

VistaShares actively monitors market conditions and reallocates the Fund’s portfolio quarterly to incorporate updated data and ensure alignment with the Fund’s low-volatility objective. For additional information about VistaShares’ security selection processes, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

The Fund’s equity strategy will generally allocate to between 20 and 50 securities, following a consistent and measured approach to risk management and portfolio stability. The Fund invests in both large-capitalization securities, defined as those with a market capitalization exceeding $10 billion, and mid-capitalization securities, defined as those with a market capitalization between $2 billion and $10 billion.

Options Strategies – the Adviser

The Fund seeks to generate income primarily through the use of options strategies involving options contracts on certain or all of its Underlying Securities. These strategies are expected to derive the majority of the Fund’s yield, with the Fund aiming to achieve an annual income target of 15% (the “Annual 15% Target”).

The Fund earns income by collecting premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. The Adviser employs different options strategies based on its market outlook, selecting one or a combination of strategies it believes will achieve the Fund’s income target, while also allowing for potential capital appreciation (growth in asset value). The Adviser also evaluates the performance of the Underlying Securities when choosing which options strategies to deploy.

The specific options strategies the Fund employs may alter its overall risk and return profile, affecting volatility, income, potential for capital appreciation, and the preservation of capital. For instance, by writing covered calls (selling call options on securities already held by the Fund), the Fund may limit its potential gains in exchange for premium income.

Premiums received from selling options are influenced by market volatility, with higher levels of volatility generally leading to higher premiums. As such, the Adviser carefully monitors market conditions to determine when and which options strategies to implement, with a focus on enhancing the Fund’s income generation. Through the active management of its options positions, the Adviser seeks to optimize the Fund’s ability to generate consistent income. For additional information about options and options strategies, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at the Annual 15% Target, which is not dependent on the value of the Underlying Securities.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in equity securities exhibiting low volatility characteristics as selected via the Fund’s Equity Strategy or options contracts that provide exposure to those securities. The Fund considers a security to be a “U.S. equity security” if it is listed on a U.S. exchange and (i) the issuer is incorporated or organized under the laws of the United States or (ii) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located within the United States. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in equity securities exhibiting low volatility characteristics as selected via the Fund’s Equity Strategy or options contracts that provide exposure to those securities.